PERSIMMON LONG/SHORT FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2024

Shares		Fair Value
	COMMON STOCKS — 100.1%
	ADVERTISING & MARKETING - 0.1%
383	Interpublic Group of Companies, Inc. (The)	$10,732
230	Omnicom Group, Inc.	19,789
		30,521
	AEROSPACE & DEFENSE - 1.7%
558	Boeing Company (The)(a)	98,766
240	General Dynamics Corporation	63,238
364	Howmet Aerospace, Inc.	39,811
48	Huntington Ingalls Industries, Inc.	9,071
234	L3Harris Technologies, Inc.	49,206
230	Lockheed Martin Corporation, B	111,765
174	Northrop Grumman Corporation	81,656
1,536	RTX Corporation	177,745
45	Teledyne Technologies, Inc.(a)	20,886
253	Textron, Inc.	19,352
46	TransDigm Group, Inc.	58,295
		729,791
	APPAREL & TEXTILE PRODUCTS - 0.3%
1,239	NIKE, Inc., Class B	93,755
52	Ralph Lauren Corporation	12,011
310	Tapestry, Inc.	20,252
		126,018
	ASSET MANAGEMENT - 0.8%
109	Ameriprise Financial, Inc.	58,035
120	Blackrock, Inc.	123,012
1,157	Charles Schwab Corporation (The)	85,630
264	Franklin Resources, Inc.	5,357
392	Invesco Ltd.	6,852
186	Raymond James Financial, Inc.	28,891
217	T Rowe Price Group, Inc.	24,541
		332,318
	AUTOMOTIVE - 0.3%
235	Aptiv Holdings Ltd.(a)	14,213
198	BorgWarner, Inc.	6,294
3,772	Ford Motor Company	37,343
1

PERSIMMON LONG/SHORT FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2024

Shares		Fair Value
	COMMON STOCKS — 100.1% (Continued)
	AUTOMOTIVE - 0.3% (Continued)
1,149	General Motors Company	$61,207
		119,057
	BANKING - 3.6%
7,503	Bank of America Corporation	329,757
2,039	Citigroup, Inc.	143,525
442	Citizens Financial Group, Inc.	19,342
147	Comerica, Inc.	9,092
730	Fifth Third Bancorp	30,864
1,082	Huntington Bancshares, Inc.	17,604
2,363	JPMorgan Chase & Company	566,434
1,054	KeyCorporation	18,066
442	PNC Financial Services Group, Inc. (The)	85,240
975	Regions Financial Corporation	22,932
3,798	Wells Fargo & Company	266,772
		1,509,628
	BEVERAGES - 1.3%
3,879	Coca-Cola Company (The)	241,508
162	Constellation Brands, Inc., Class A	35,802
179	Molson Coors Beverage Company, Class B	10,260
790	Monster Beverage Corporation(a)	41,522
1,355	PepsiCo, Inc.	206,041
		535,133
	BIOTECH & PHARMA - 4.4%
1,693	AbbVie, Inc.	300,846
577	Amgen, Inc.	150,389
762	Eli Lilly & Company	588,265
2,102	Johnson & Johnson	303,991
2,403	Merck & Company, Inc.	239,050
80	Regeneron Pharmaceuticals, Inc.(a)	56,986
258	Vertex Pharmaceuticals, Inc.(a)	103,897
359	Zoetis, Inc.	58,492
		1,801,916
2

PERSIMMON LONG/SHORT FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2024

Shares		Fair Value
	COMMON STOCKS — 100.1% (Continued)
	CABLE & SATELLITE - 0.4%
4,450	Comcast Corporation, Class A	$167,008

	CAPITAL MARKETS - 0.1%
351	Nasdaq, Inc.	27,136

	CHEMICALS - 1.4%
224	Air Products and Chemicals, Inc.	64,969
103	Albemarle Corporation	8,866
92	Avery Dennison Corporation	17,216
119	Celanese Corporation	8,236
239	CF Industries Holdings, Inc.	20,391
764	Corteva, Inc.	43,517
723	Dow, Inc.	29,014
676	DuPont de Nemours, Inc.	51,545
126	Eastman Chemical Company	11,506
506	Linde plc	211,848
228	LyondellBasell Industries N.V., A	16,934
362	Mosaic Company (The)	8,898
241	PPG Industries, Inc.	28,787
252	Sherwin-Williams Company (The)	85,663
		607,390
	COMMERCIAL SUPPORT SERVICES - 0.5%
296	Cintas Corporation	54,079
211	Republic Services, Inc.	42,449
114	Robert Half, Inc.	8,032
210	Rollins, Inc.	9,734
410	Waste Management, Inc.	82,734
		197,028
	CONSTRUCTION MATERIALS - 0.2%
67	Martin Marietta Materials, Inc.	34,606
143	Vulcan Materials Company	36,783
		71,389
	CONTAINERS & PACKAGING - 0.2%
1,530	Amcor PLC	14,397
3

PERSIMMON LONG/SHORT FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2024

Shares		Fair Value
	COMMON STOCKS — 100.1% (Continued)
	CONTAINERS & PACKAGING - 0.2% (Continued)
392	International Paper Company	$21,097
94	Packaging Corporation of America	21,163
314	Smurfit WestRock plc	16,912
		73,569
	DATA CENTER REIT - 0.4%
206	Digital Realty Trust, Inc.	36,530
82	Equinix, Inc.	77,317
		113,847
	DIVERSIFIED INDUSTRIALS - 1.6%
151	Dover Corporation	28,328
364	Eaton Corporation PLC	120,801
611	Emerson Electric Company	75,721
1,155	General Electric Company	192,641
728	Honeywell International, Inc.	164,448
296	Illinois Tool Works, Inc.	75,054
154	Pentair PLC	15,499
		672,492
	E-COMMERCE DISCRETIONARY - 4.5%
8,300	Amazon.com, Inc.(a)(d)	1,820,938
740	eBay, Inc.	45,843
		1,866,781
	ELECTRIC UTILITIES - 2.1%
691	AES Corporation (The)	8,893
279	Alliant Energy Corporation	16,500
277	Ameren Corporation	24,692
540	American Electric Power Company, Inc.	49,804
521	CenterPoint Energy, Inc.	16,531
327	CMS Energy Corporation	21,795
298	Consolidated Edison, Inc.	26,591
341	Constellation Energy Corporation	76,285
204	DTE Energy Company	24,633
685	Duke Energy Corporation	73,802
399	Edison International	31,856
428	Entergy Corporation	32,451
4

PERSIMMON LONG/SHORT FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2024

Shares		Fair Value
	COMMON STOCKS — 100.1% (Continued)
	ELECTRIC UTILITIES - 2.1% (Continued)
1,024	Exelon Corporation	$38,543
621	FirstEnergy Corporation	24,703
1,908	NextEra Energy, Inc.	136,785
238	NRG Energy, Inc.	21,472
815	PPL Corporation	26,455
561	Public Service Enterprise Group, Inc.	47,399
622	Sempra Energy	54,562
1,131	Southern Company (The)	93,104
		846,856
	ELECTRICAL EQUIPMENT - 1.5%
140	A O Smith Corporation	9,549
96	Allegion plc	12,545
218	AMETEK, Inc.	39,297
1,168	Amphenol Corporation, Class A	81,118
729	Carrier Global Corporation	49,762
316	Fortive Corporation	23,700
288	GE Vernova, LLC	94,732
810	Johnson Controls International plc	63,933
193	Keysight Technologies, Inc.(a)	31,002
397	Otis Worldwide Corporation	36,766
103	Rockwell Automation, Inc.	29,436
321	TE Connectivity plc	45,893
249	Trane Technologies PLC	91,968
		609,701
	ENGINEERING & CONSTRUCTION - 0.2%
134	Jacobs Solutions, Inc.	17,905
155	Quanta Services, Inc.	48,988
		66,893
	ENTERTAINMENT - 0.0%(b)
127	Live Nation Entertainment, Inc.(a)	16,447

	ENTERTAINMENT CONTENT - 0.2%
319	Electronic Arts, Inc.	46,669
339	Fox Corporation, Class A	16,469
5

PERSIMMON LONG/SHORT FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2024

Shares		Fair Value
	COMMON STOCKS — 100.1% (Continued)
	ENTERTAINMENT CONTENT - 0.2% (Continued)
154	Fox Corporation - Class B, CLASS B	$7,044
122	Take-Two Interactive Software, Inc.(a)	22,458
		92,640
	FOOD - 0.5%
524	Conagra Brands, Inc.	14,541
649	General Mills, Inc.	41,387
168	Hershey Company (The)	28,451
269	Kellanova	21,781
635	Kraft Heinz Company (The)	19,501
139	Lamb Weston Holdings, Inc.	9,289
1,397	Mondelez International, Inc., A	83,442
		218,392
	GAS & WATER UTILITIES - 0.1%
201	American Water Works Company, Inc.	25,022
132	Atmos Energy Corporation	18,384
372	NiSource, Inc.	13,675
		57,081
	HEALTH CARE FACILITIES & SERVICES - 2.5%
291	Cardinal Health, Inc.	34,417
157	Cencora, Inc.	35,275
657	Centene Corporation(a)	39,801
325	Cigna Group (The)	89,746
1,386	CVS Health Corporation	62,218
88	DaVita, Inc.(a)	13,160
252	Elevance Health, Inc.	92,963
257	HCA Healthcare, Inc.	77,139
142	Henry Schein, Inc.(a)	9,826
135	Humana, Inc.	34,251
174	IQVIA Holdings, Inc.(a)	34,193
95	Labcorp Holdings, Inc.	21,785
190	McKesson Corporation	108,282
130	Quest Diagnostics, Inc.	19,612
738	UnitedHealth Group, Inc.	373,324
6

PERSIMMON LONG/SHORT FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2024

Shares		Fair Value
	COMMON STOCKS — 100.1% (Continued)
	HEALTH CARE FACILITIES & SERVICES - 2.5% (Continued)
76	Universal Health Services, Inc., Class B	$13,636
		1,059,628
	HEALTH CARE REIT - 0.2%
373	Ventas, Inc.	21,966
410	Welltower, Inc.	51,672
		73,638
	HOME CONSTRUCTION - 0.3%
274	DR Horton, Inc.	38,311
287	Lennar Corporation, Class A	39,137
287	Masco Corporation	20,828
3	NVR, Inc.(a)	24,537
213	PulteGroup, Inc.	23,196
		146,009
	HOTEL REITS - 0.0%(b)
699	Host Hotels & Resorts, Inc.	12,246

	HOUSEHOLD PRODUCTS - 1.2%
272	Church & Dwight Company, Inc.	28,481
826	Colgate-Palmolive Company	75,092
2,385	Procter & Gamble Company (The)	399,845
		503,418
	INDUSTRIAL REIT - 0.3%
866	Prologis, Inc.	91,536

	INDUSTRIAL SUPPORT SERVICES - 0.3%
550	Fastenal Company	39,551
66	United Rentals, Inc.	46,493
41	WW Grainger, Inc.	43,216
		129,260
	INSTITUTIONAL FINANCIAL SERVICES - 1.7%
922	Bank of New York Mellon Corporation (The)	70,837
118	Cboe Global Markets, Inc.	23,057
387	CME Group, Inc.	89,873
326	Goldman Sachs Group, Inc. (The)	186,674
7

PERSIMMON LONG/SHORT FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2024

Shares		Fair Value
	COMMON STOCKS — 100.1% (Continued)
	INSTITUTIONAL FINANCIAL SERVICES - 1.7% (Continued)
588	Intercontinental Exchange, Inc.	$87,618
1,418	Morgan Stanley	178,271
231	Northern Trust Corporation	23,678
384	State Street Corporation	37,690
		697,698
	INSURANCE - 4.9%
795	Aflac, Inc.	82,235
356	Allstate Corporation (The)	68,633
753	American International Group, Inc.	54,818
220	Aon PLC, Class A	79,015
164	Arthur J Gallagher & Company	46,551
67	Assurant, Inc.	14,286
2,072	Berkshire Hathaway, Inc., Class B(a)	939,196
464	Chubb Ltd.	128,203
237	Cincinnati Financial Corporation	34,057
38	Everest Re Group Ltd.	13,773
111	Globe Life, Inc.	12,379
396	Hartford Financial Services Group, Inc. (The)	43,322
259	Loews Corporation	21,935
532	Marsh & McLennan Companies, Inc.	113,002
806	MetLife, Inc.	65,995
227	Principal Financial Group, Inc.	17,572
652	Progressive Corporation (The)	156,226
407	Prudential Financial, Inc.	48,242
293	Travelers Companies, Inc. (The)	70,581
328	W R Berkley Corporation	19,195
134	Willis Towers Watson PLC	41,974
		2,071,190
	INTERNET MEDIA & SERVICES - 6.5%
5,680	Alphabet, Inc., Class A (d)	1,075,224
4,960	Alphabet, Inc., Class C (d)	944,582
41	Booking Holdings, Inc.	203,705
121	Expedia Group, Inc.(a)	22,546
8

PERSIMMON LONG/SHORT FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2024

Shares		Fair Value
	COMMON STOCKS — 100.1% (Continued)
	INTERNET MEDIA & SERVICES - 6.5% (Continued)
463	Netflix, Inc.(a)	$412,681
		2,658,738
	LEISURE FACILITIES & SERVICES - 1.6%
369	Carnival Corporation(a)	9,195
1,150	Chipotle Mexican Grill, Inc.(a)	69,345
113	Darden Restaurants, Inc.	21,096
38	Domino's Pizza, Inc.	15,951
284	Hilton Worldwide Holdings, Inc.	70,193
258	Marriott International, Inc., Class A	71,967
707	McDonald's Corporation	204,951
475	MGM Resorts International(a)	16,459
210	Norwegian Cruise Line Holdings Ltd.(a)	5,403
166	Royal Caribbean Cruises LTD.	38,295
1,246	Starbucks Corporation	113,698
92	Wynn Resorts Ltd.	7,927
319	Yum! Brands, Inc.	42,797
		687,277
	MACHINERY - 1.3%
581	Caterpillar, Inc.	210,765
323	Deere & Company	136,855
73	IDEX Corporation	15,278
342	Ingersoll Rand, Inc.	30,937
109	Parker-Hannifin Corporation	69,327
51	Snap-on, Inc.	17,313
205	Veralto Corporation	20,879
186	Xylem, Inc.	21,580
		522,934
	MEDICAL EQUIPMENT & DEVICES - 3.1%
1,715	Abbott Laboratories	193,984
44	ABIOMED, Inc. - CVR(a)	–
299	Agilent Technologies, Inc.	40,168
1,472	Boston Scientific Corporation(a)	131,479
192	Cooper Companies, Inc. (The)(a)	17,651
615	Danaher Corporation	141,173
9

PERSIMMON LONG/SHORT FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2024

Shares		Fair Value
	COMMON STOCKS — 100.1% (Continued)
	MEDICAL EQUIPMENT & DEVICES - 3.1% (Continued)
376	DexCom, Inc.(a)	$29,242
681	Edwards Lifesciences Corporation(a)	50,414
385	GE HealthCare Technologies, Inc.	30,099
249	Hologic, Inc.(a)	17,950
79	IDEXX Laboratories, Inc.(a)	32,662
342	Intuitive Surgical, Inc.(a)	178,510
23	Mettler-Toledo International, Inc.(a)	28,145
139	ResMed, Inc.	31,788
83	STERIS plc	17,061
335	Stryker Corporation	120,617
395	Thermo Fisher Scientific, Inc.	205,491
61	Waters Corp.(a)	22,630
74	West Pharmaceutical Services, Inc.	24,239
		1,313,303
	METALS & MINING - 0.1%
1,337	Freeport-McMoRan, Inc.	50,913

	OIL & GAS PRODUCERS - 3.5%
372	APA Corporation	8,589
1,850	Chevron Corporation	267,954
1,469	ConocoPhillips	145,681
411	Coterra Energy, Inc.	10,497
376	Devon Energy Corporation	12,306
160	Diamondback Energy, Inc.	26,213
573	EOG Resources, Inc.	70,238
4,798	Exxon Mobil Corporation	516,120
270	Hess Corporation	35,913
637	Marathon Petroleum Corporation	88,862
850	Occidental Petroleum Corporation	41,999
436	ONEOK, Inc.	43,774
424	Phillips 66	48,306
398	Valero Energy Corporation	48,791
1,200	Williams Companies, Inc. (The)	64,944
		1,430,187
10

PERSIMMON LONG/SHORT FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2024

Shares		Fair Value
	COMMON STOCKS — 100.1% (Continued)
	OIL & GAS SERVICES & EQUIPMENT - 0.2%
649	Baker Hughes Company	$26,622
865	Halliburton Company	23,519
1,377	Schlumberger N.V.	52,795
		102,936
	PUBLISHING & BROADCASTING - 0.0%(b)
306	News Corporation, Class A	8,428
101	News Corporation, Class B	3,073
		11,501
	REAL ESTATE SERVICES - 0.1%
330	CBRE Group, Inc., Class A(a)	43,326

	RESIDENTIAL REIT - 0.2%
137	AvalonBay Communities, Inc.	30,136
334	Equity Residential	23,968
64	Essex Property Trust, Inc.	18,268
117	Mid-America Apartment Communities, Inc.	18,085
		90,457
	RETAIL - CONSUMER STAPLES - 2.0%
392	Costco Wholesale Corporation	359,178
247	Dollar Tree, Inc.(a)	18,510
900	Kroger Company (The)	55,035
455	Target Corporation	61,507
3,789	Walmart, Inc.	342,336
		836,566
	RETAIL - DISCRETIONARY - 2.5%
23	AutoZone, Inc.(a)	73,646
216	Bath & Body Works, Inc.	8,374
213	Best Buy Company, Inc.	18,275
149	Genuine Parts Company	17,397
1,006	Home Depot, Inc. (The)	391,325
767	Lowe's Companies, Inc.	189,296
75	O'Reilly Automotive, Inc.(a)	88,935
356	Ross Stores, Inc.	53,852
1,188	TJX Companies, Inc. (The)	143,522
11

PERSIMMON LONG/SHORT FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2024

Shares		Fair Value
	COMMON STOCKS — 100.1% (Continued)
	RETAIL - DISCRETIONARY - 2.5% (Continued)
570	Tractor Supply Company	$30,244
61	Ulta Beauty, Inc.(a)	26,531
		1,041,397
	RETAIL REIT - 0.1%
69	Federal Realty Investment Trust	7,725
425	Kimco Realty Corporation	9,958
155	Regency Centers Corporation	11,459
323	Simon Property Group, Inc.	55,624
		84,766
	SELF-STORAGE REIT - 0.1%
123	Extra Space Storage, Inc.	18,401
151	Public Storage	45,215
		63,616
	SEMICONDUCTORS - 10.4%
909	Advanced Micro Devices, Inc.(a)	109,798
531	Analog Devices, Inc.	112,816
984	Applied Materials, Inc.	160,028
4,100	Broadcom, Inc.	950,544
153	KLA Corporation	96,408
1,350	Lam Research Corporation	97,511
432	Microchip Technology, Inc.	24,775
942	Micron Technology, Inc.	79,279
17,560	NVIDIA Corporation	2,358,133
1,140	QUALCOMM, Inc.	175,127
899	Texas Instruments, Inc.	168,571
		4,332,990
	SOFTWARE - 11.1%
441	Adobe, Inc.(a)	196,104
150	Akamai Technologies, Inc.(a)	14,348
83	ANSYS, Inc.(a)	27,998
224	Autodesk, Inc.(a)	66,208
261	Cadence Design Systems, Inc.(a)	78,420
650	Fortinet, Inc.(a)	61,412
581	Gen Digital, Inc.	15,908
12

PERSIMMON LONG/SHORT FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2024

Shares		Fair Value
	COMMON STOCKS — 100.1% (Continued)
	SOFTWARE - 11.1% (Continued)
246	Intuit, Inc.	$154,611
7,444	Microsoft Corporation (d)	3,137,645
2,082	Oracle Corporation	346,943
95	Roper Technologies, Inc.	49,386
771	Salesforce, Inc.	257,768
169	ServiceNow, Inc.(a)	179,160
135	Synopsys, Inc.(a)	65,524
40	Tyler Technologies, Inc.(a)	23,066
		4,674,501
	SPECIALTY FINANCE - 0.8%
643	American Express Company	190,836
431	Capital One Financial Corporation	76,856
286	Discover Financial Services	49,544
541	Synchrony Financial	35,165
		352,401
	SPECIALTY REITS - 0.1%
316	Iron Mountain, Inc.	33,215

	STEEL - 0.1%
304	Nucor Corporation	35,480

	TECHNOLOGY HARDWARE - 10.3%
14,818	Apple, Inc. (d)	3,710,724
816	Arista Networks Inc(a)	90,192
4,461	Cisco Systems, Inc.	264,091
61	F5, Inc.(a)	15,340
149	Garmin Ltd.	30,733
1,288	Hewlett Packard Enterprise Company	27,499
1,352	HP, Inc.	44,116
342	Juniper Networks, Inc.	12,808
161	Motorola Solutions, Inc.	74,419
217	NetApp, Inc.	25,189
217	Seagate Technology Holdings PLC	18,729
13

PERSIMMON LONG/SHORT FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2024

Shares		Fair Value
	COMMON STOCKS — 100.1% (Continued)
	TECHNOLOGY HARDWARE - 10.3% (Continued)
302	Western Digital Corporation(a)	$18,008
		4,331,848
	TECHNOLOGY SERVICES - 5.2%
643	Accenture PLC, Class A - ADR	226,201
134	Amentum Holdings, Inc.(a)	2,818
435	Automatic Data Processing, Inc.	127,338
115	Broadridge Financial Solutions, Inc.	26,000
142	CDW Corporation	24,714
114	Equifax, Inc.	29,053
568	Fiserv, Inc.(a)	116,679
88	Gartner, Inc.(a)	42,633
897	International Business Machines Corporation	197,188
80	Jack Henry & Associates, Inc.	14,024
124	Leidos Holdings, Inc.	17,863
855	Mastercard, Inc., Class A	450,217
166	Moody's Corporation	78,579
83	MSCI, Inc.	49,801
311	Paychex, Inc.	43,608
293	S&P Global, Inc.	145,923
170	Verisk Analytics, Inc.	46,823
1,637	Visa, Inc., Class A	517,358
		2,156,820
	TELECOMMUNICATIONS - 0.2%
424	T-Mobile US, Inc.	93,590

	TOBACCO & CANNABIS - 0.7%
1,895	Altria Group, Inc.	99,090
1,586	Philip Morris International, Inc.	190,875
		289,965
	TRANSPORTATION & LOGISTICS - 1.4%
442	American Airlines Group, Inc.(a)	7,704
134	CH Robinson Worldwide, Inc.	13,845
2,331	CSX Corporation	75,221
620	Delta Air Lines, Inc.	37,510
14

PERSIMMON LONG/SHORT FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2024

Shares		Fair Value
	COMMON STOCKS — 100.1% (Continued)
	TRANSPORTATION & LOGISTICS - 1.4% (Continued)
179	Expeditors International of Washington, Inc.	$19,828
221	FedEx Corporation	62,174
89	JB Hunt Transport Services, Inc.	15,189
253	Norfolk Southern Corporation	59,379
188	Old Dominion Freight Line, Inc.	33,163
646	Union Pacific Corporation	147,314
244	United Airlines Holdings, Inc.(a)	23,692
706	United Parcel Service, Inc., B	89,027
		584,046
	TRANSPORTATION EQUIPMENT - 0.3%
149	Cummins, Inc.	51,941
534	PACCAR, Inc.	55,547
178	Westinghouse Air Brake Technologies Corporation	33,747
		141,235
	WHOLESALE - CONSUMER STAPLES - 0.2%
612	Archer-Daniels-Midland Company	30,918
526	Sysco Corporation	40,218
		71,136
	WHOLESALE - DISCRETIONARY - 0.2%
704	Copart, Inc.(a)	40,402
268	LKQ Corporation	9,849
39	Pool Corporation	13,297
		63,548

	TOTAL COMMON STOCKS (Cost $18,350,116)	41,772,347

Shares		Fair Value
	SHORT-TERM INVESTMENT — 1.7%
	MONEY MARKET FUND - 1.7%
700,724	First American Government Obligations Fund, X, 4.38% (Cost $700,724)(c)	700,724

	TOTAL INVESTMENTS - 101.8% (Cost $19,050,840)	$ 42,473,071
	LIABILITIES IN EXCESS OF OTHER ASSETS - (1.8)%	(748,341)
	NET ASSETS - 100.0%	$ 41,724,730
15

PERSIMMON LONG/SHORT FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2024

ADR	- American Depositary Receipt
ETF	- Exchange-Traded Fund
LLC	- Limited Liability Company
LTD	- Limited Company
MSCI	- Morgan Stanley Capital International
PLC	- Public Limited Company
REIT	- Real Estate Investment Trust
SPDR	- Standard & Poor's Depositary Receipt

(a)	Non-income producing security.
(b)	Percentage rounds to less than 0.1%.
(c)	Rate disclosed is the seven day effective yield as of December 31, 2024.
(d)	Securities held at broker to use as collateral for future derivative investments. As of December 31, 2024, securities had a market value of $6,978,389.

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